2. Summary of Significant Accounting Policies: (i) Revenue Recognition (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Cost of Goods Sold	$ 11,183	$ 16,850
Gross Profit	$ 8,250	14,150
Online Fraud Protection Services
Sales Revenue, Services, Net		2,725
Cost of Goods Sold		1,821
Gross Profit		$ 904